NOTE 13 – CONVERTIBLE DEBT AND DERIVATIVE LIABILITY (Details Narrative) - USD ($)		4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 07, 2026	May 11, 2026	May 08, 2026	Apr. 16, 2026	Jun. 08, 2026	Jun. 05, 2026	Jun. 03, 2026	Jun. 30, 2026	Jun. 15, 2026	Jun. 30, 2025	Jul. 22, 2026	Sep. 15, 2025	Dec. 10, 2025	Dec. 31, 2025	Dec. 10, 2026	May 09, 2026	Dec. 18, 2025	Sep. 18, 2025
Short-Term Debt [Line Items]
Legal fees														$ 5,000
Payments for Commissions														10,800
Convertible Debt, fair value														158,687
Repayments of Notes Payable								$ 439,865
Convertible Notes Payable														150,000
Carryng amount of debt								90,950
Interest Expense								59,282						4,020
C F I Capital L L C [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt						$ 119,200								119,200
Legal fees						5,000								5,000
Payments for Commissions						10,800								10,800
Convertible Debt, fair value								153,251										$ 158,687
Convertible Notes Payable		$ 150,000
Original note discount						15,000
Carryng amount of debt						155,399
Gain (Loss) on Extinguishment of Debt, before Debt Issuance Cost Writeoff						$ 20,399
C F I Capital L L C Convertible [Member]
Short-Term Debt [Line Items]
Repayments of Notes Payable		244,362
Extinguishment of Debt, Gain (Loss), Net of Tax		$ 78,081
Labrys Fund I I [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt													$ 119,200	119,200
Legal fees													3,500	3,500
Payments for Commissions														10,800
Convertible Debt, fair value	$ 118,580												157,452	158,276
Repayments of Notes Payable									$ 222,600
Convertible Notes Payable											$ 245,300		150,000		$ 150,000
Original note discount													$ 15,000	15,000
Due Diligence Fee														1,500
Extinguishment of Debt, Amount					$ 41,685				$ 60,283
Boot Capital L L C [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt														100,000
Convertible Notes Payable																	$ 112,000
Debt Securities, Available-for-Sale, Purchased with Credit Deterioration, Amount at Purchase Price												$ 123,000		100,000
Vanquish Funding Group Inc [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt							$ 184,000							$ 101,000
Convertible Notes Payable							$ 231,840										$ 137,760
Interest Expense								7,777
Vista Capital Investment [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt	89,000										$ 198,160
Payments for Commissions	11,000
Convertible Debt, fair value								283,787
Convertible Notes Payable	110,000
Original note discount	10,000
G S Capital Partnerst [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt	$ 111,000
Legal fees				$ 5,000
Payments for Commissions				10,000
Repayments of Notes Payable				126,000
Convertible Notes Payable				144,000
Original note discount				$ 18,000
Interest Expense								$ 12,936
Red Rock Development Group L L C [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt			$ 400,000
Legal fees			5,000
Convertible Notes Payable			445,000
Original note discount			40,000
Carryng amount of debt			570,333
Willow Creek Capital Holdings L L C [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt			100,000
Legal fees			2,500
Convertible Notes Payable			112,500
Original note discount			$ 10,000
Carryng amount of debt																$ 144,185